SEGMENT REPORTING (Details) - USD ($)	3 Months Ended				12 Months Ended
	Mar. 31, 2022		Mar. 31, 2021		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Total net revenue	$ 46,626,000		$ 40,858,000		$ 177,266,677	$ 187,173,834	$ 173,992,897
Operating income (loss)	(29,010,000)		(13,292,000)		(49,042,810)	(28,686,762)	(65,693,323)
Retail
Segment Reporting Information [Line Items]
Total net revenue	44,396,000		39,876,000		156,989,110	187,173,834	173,992,897
Operating income (loss)	(30,282,000)		(13,533,000)		(64,863,125)	(26,244,100)	(63,082,583)
Software & Services
Segment Reporting Information [Line Items]
Total net revenue	2,230,000	[1]	982,000	[1]	20,277,567	0	0
Operating income (loss)	1,272,000		$ 241,000		15,820,315	$ (2,442,662)	$ (2,610,740)
Grocery net revenue
Segment Reporting Information [Line Items]
Total net revenue	30,539,000				98,925,157
Grocery net revenue | Retail
Segment Reporting Information [Line Items]
Total net revenue	30,539,000				98,925,157
Grocery net revenue | Software & Services
Segment Reporting Information [Line Items]
Total net revenue	0				0
Home & Household net revenue
Segment Reporting Information [Line Items]
Total net revenue	12,688,000	[2]			53,352,950
Home & Household net revenue | Retail
Segment Reporting Information [Line Items]
Total net revenue	12,688,000	[2]			53,352,950
Home & Household net revenue | Software & Services
Segment Reporting Information [Line Items]
Total net revenue	0	[2]			0
Other net revenue
Segment Reporting Information [Line Items]
Total net revenue	1,169,000				4,711,003
Other net revenue | Retail
Segment Reporting Information [Line Items]
Total net revenue	1,169,000				4,711,003
Other net revenue | Software & Services
Segment Reporting Information [Line Items]
Total net revenue	0				0
Software & Services net revenue
Segment Reporting Information [Line Items]
Total net revenue	2,230,000				20,277,567
Software & Services net revenue | Retail
Segment Reporting Information [Line Items]
Total net revenue	0				0
Software & Services net revenue | Software & Services
Segment Reporting Information [Line Items]
Total net revenue	$ 2,230,000				$ 20,277,567

[1]	For information related to related party transactions, see Note 16.
[2]	Includes revenues related to our subscription services program, advertising and marketing fees, and third-party marketplace service fees.